INVESTMENTS (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CAD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital
Short-term investments, beginning balance					$ 18,238
Short-term investments, Additions					393	$ 8,213
Short-term investments, Disposals					(11,196)	(501)
Short-term investments, Exercise and Transfers						5,169
Short-term investments, Fair Value Adjustments					(4,746)	5,357
Short-term investments, ending balance			$ 18,238		2,689	18,238
Non-current investments, beginning balance					1,000	7,148
Non-current investments, Additions						2,519
Non-current investments, Disposals						(1,505)
Non-current investments, Exercise and Transfers						(7,162)
Non-current investments, Debenture conversion					3,410
Non-current investments, ending balance			1,000			1,000
Investments, beginning balance					19,238	7,148
Investments, Additions					393	10,732
Investments, Disposals					(11,196)	(2,006)
Investments, Exercise and Transfers						(1,993)
Investments, Fair Value Adjustments					(2,336)	5,357
Investments, Debenture conversion					(3,410)
Investments, ending balance			$ 19,238		$ 2,689	$ 19,238
Number of shares exercised | shares			19,500,000		(5,000,000)	(8,250,000)
Exercise price of share purchase warrants | $ / shares							$ 0.40
Share price | $ / shares		$ 0.50
Proceeds from sale of underlying shraes	$ 7,700	$ 9.8
Convertible debenture
Disclosure of classes of share capital
Non-current investments, beginning balance					$ 1,000
Non-current investments, Additions				$ 1,000		$ 1,000
Non-current investments, Fair Value Adjustments					2,410
Non-current investments, Debenture conversion					(3,410)
Non-current investments, ending balance			$ 1,000			1,000
Term of the debenture				2 years
Interest rate (as a percent)				12.00%
Common shares
Disclosure of classes of share capital
Short-term investments, beginning balance					18,190
Short-term investments, Additions					372	8,205
Short-term investments, Disposals					(11,196)	(501)
Short-term investments, Exercise and Transfers						7,020
Short-term investments, Fair Value Adjustments					(4,688)	3,466
Short-term investments, ending balance			18,190		2,678	18,190
Non-current investments, beginning balance						7,006
Non-current investments, Additions						1,519
Non-current investments, Disposals						(1,505)
Non-current investments, Exercise and Transfers						(7,020)
Warrants
Disclosure of classes of share capital
Short-term investments, beginning balance					48
Short-term investments, Additions					21	8
Short-term investments, Exercise and Transfers						(1,851)
Short-term investments, Fair Value Adjustments					(58)	1,891
Short-term investments, ending balance			$ 48		$ 11	48
Non-current investments, beginning balance						142
Non-current investments, Exercise and Transfers						$ (142)